Jan. 25, 2019

RBC Funds Trust

RBC BlueBay Diversified Credit Fund (the “Fund”)

Supplement dated May 31, 2019 to the RBC BlueBay Funds Prospectus (the “Prospectus”) and

Statement of Additional Information (“SAI”) dated January 25, 2019, as supplemented from time to time

This Supplement provides additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

At a meeting held on May 21, 2019, the Board of Trustees of RBC Funds Trust approved various changes to the Fund, including revising its name and modifying its principal investment strategies, each change effective September 27, 2019 (the “Effective Date”).

I.         To reflect these changes, the Prospectus is hereby amended as follows on the Effective Date:

1.        All references to “RBC BlueBay Diversified Credit Fund” are deleted and replaced with “RBC BlueBay Global Bond Fund.”

2.        In the Fund’s Fund Summary section, the first paragraph of the “Principal Investment Strategies” sub-section is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in credit-related instruments and/or investments that have similar economic characteristics as credit-related instruments that are considered by the Fund to have the potential to provide a high level of total return. Credit-related instruments include bonds, debt securities, asset-backed securities, and loans issued by various U.S. and non-U.S. public- or private-sector entities, derivatives and cash equivalents. The Fund will invest primarily in investment grade bonds from developed market sovereign or corporate issuers globally. The Fund’s investments will be denominated in both the U.S. Dollar and currencies of other developed countries. Currencies of developed countries include: U.S. Dollar, Canadian Dollar, Euro, GB Pound and Japanese Yen. The Fund will be managed relative to an index.

3.        In the Fund’s Fund Summary section, the first sentence of the fifth paragraph of the “Principal Investment Strategies” sub-section is deleted and replaced with the following:

The Fund will invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, foreign exchange forwards, non-deliverable forwards, total return swaps, interest rate swaps, currency swaps, options, futures, swaptions and credit default swaps), primarily in credit related instruments that are investment grade.

4.        In the Fund’s Fund Summary section, “Emerging Markets Risk,” “Convertible Securities Risk” and “High Yield Securities Risk” are removed as principal risks from the “Principal Risks” sub-section.